HISTORY AND ORGANIZATION OF THE COMPANY (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
History And Organization Of The Company 1		100.00%
History And Organization Of The Company 2		100.00%
History And Organization Of The Company 3		90.00%
History And Organization Of The Company 4		10.00%
History And Organization Of The Company 1	100.00%
History And Organization Of The Company 2	100.00%
History And Organization Of The Company 3	90.00%
History And Organization Of The Company 4	10.00%